Shareholder Report	12 Months Ended
	Aug. 31, 2025 USD ($) Holding	Aug. 31, 2024
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Vanguard Scottsdale Funds
Entity Central Index Key	0001021882
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
C000085513
Shareholder Report [Line Items]
Fund Name	Explorer Value™ Fund
Class Name	Investor Shares
Trading Symbol	VEVFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Explorer Value™ Fund (the "Fund") for the period of September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$56	0.54%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended August 31, 2025, the Fund underperformed its benchmark.

  Optimism in the U.S. about deregulation, tax cuts, and artificial intelligence was occasionally tempered by market concerns over rising interest rates, stretched equity valuations, and evolving trade policies. Although the Federal Reserve paused on cutting rates after December 2024, some progress on inflation and signs of a softening job market raised the prospect of more cuts to come.

  Nine of the benchmark’s 11 industry sectors posted gains. The small utilities sector and the much larger financials sector were the standout performers, each gaining more than 20%. Only health care and real estate finished in negative territory.

  The Fund’s security selection in energy, information technology, and communication services detracted the most from relative performance. Selection in consumer discretionary and industrials contributed the most.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
	Investor Shares	Russell 2500 Value Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2015	$10,000	$10,000	$10,000
2015	$10,575	$10,391	$10,527
2016	$9,460	$9,407	$9,725
2016	$10,593	$10,629	$10,660
2016	$11,141	$11,279	$11,134
2016	$11,847	$12,069	$11,394
2017	$12,290	$12,714	$12,278
2017	$12,311	$12,328	$12,542
2017	$12,438	$12,533	$12,920
2017	$13,589	$13,645	$13,933
2018	$13,385	$13,191	$14,271
2018	$14,329	$14,035	$14,435
2018	$15,187	$14,717	$15,538
2018	$13,366	$13,498	$14,699
2019	$13,674	$13,765	$14,984
2019	$13,062	$12,997	$14,784
2019	$13,653	$13,250	$15,729
2019	$14,595	$14,401	$16,958
2020	$13,078	$12,917	$15,998
2020	$11,403	$11,480	$16,456
2020	$12,545	$12,592	$19,065
2020	$14,419	$14,547	$20,169
2021	$17,641	$17,318	$21,678
2021	$19,569	$19,343	$23,691
2021	$19,306	$19,204	$25,417
2021	$19,023	$18,898	$25,511
2022	$19,484	$19,179	$24,265
2022	$18,567	$18,605	$22,745
2022	$17,366	$17,603	$21,926
2022	$18,380	$18,372	$22,640
2023	$18,630	$18,469	$22,267
2023	$16,758	$16,794	$23,182
2023	$18,657	$18,614	$25,160
2023	$18,062	$18,138	$25,498
2024	$20,311	$20,260	$28,635
2024	$21,144	$20,761	$29,599
2024	$22,546	$21,990	$31,744
2024	$24,573	$23,963	$34,310
2025	$22,356	$22,150	$33,647
2025	$21,093	$21,501	$33,451
2025	$24,079	$24,063	$36,784

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Investor Shares	6.80%	13.93%	9.19%
Russell 2500 Value Index	9.43%	13.83%	9.18%
Dow Jones U.S. Total Stock Market Float Adjusted Index	15.88%	14.05%	13.91%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet	$ 1,026,000,000
Holdings Count | Holding	178
Advisory Fees Paid, Amount	$ 3,369,000
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of August 31, 2025)

Fund Net Assets (in millions)	$1,026
Number of Portfolio Holdings	178
Portfolio Turnover Rate	28%
Total Investment Advisory Fees (in thousands)	$3,369

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of August 31, 2025)

Communication Services	3.9%
Consumer Discretionary	17.3%
Consumer Staples	1.8%
Energy	2.7%
Financials	25.1%
Health Care	6.6%
Industrials	16.6%
Information Technology	8.2%
Materials	4.5%
Other	0.8%
Real Estate	7.2%
Utilities	1.8%
Other Assets and Liabilities—Net	3.5%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000092010
Shareholder Report [Line Items]
Fund Name	Russell 1000 Index Fund
Class Name	ETF Shares
Trading Symbol	VONE
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Russell 1000 Index Fund (the "Fund") for the period of September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$8	0.07%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.07%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended August 31, 2025, the Fund performed in line with its benchmark.

  Optimism in the U.S. about deregulation, tax cuts, and artificial intelligence was occasionally tempered by market concerns over rising interest rates, stretched equity valuations, and evolving trade policies. Although the Federal Reserve paused on cutting rates after December 2024, some progress on inflation and signs of a softening job market raised the prospect of more cuts to come.

  Large-capitalization stocks outperformed their small- and mid-cap counterparts for the period. Both value and growth stocks posted positive returns, but growth handily outperformed value across capitalizations.

  For the Fund’s benchmark index, 10 of the 11 sectors posted positive returns. Technology was a standout, and consumer discretionary, financials, and industrials were also strong contributors. Health care was the lone detractor.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
	ETF Shares Net Asset Value	Russell 1000 Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2015	$10,000	$10,000	$10,000
2015	$10,545	$10,548	$10,527
2016	$9,790	$9,797	$9,725
2016	$10,695	$10,721	$10,660
2016	$11,141	$11,169	$11,134
2016	$11,360	$11,392	$11,394
2017	$12,259	$12,298	$12,278
2017	$12,551	$12,595	$12,542
2017	$12,926	$12,974	$12,920
2017	$13,911	$13,968	$13,933
2018	$14,289	$14,352	$14,271
2018	$14,367	$14,433	$14,435
2018	$15,469	$15,545	$15,538
2018	$14,719	$14,795	$14,699
2019	$14,989	$15,068	$14,984
2019	$14,854	$14,933	$14,784
2019	$15,848	$15,933	$15,729
2019	$17,085	$17,178	$16,958
2020	$16,154	$16,247	$15,998
2020	$16,704	$16,805	$16,456
2020	$19,396	$19,518	$19,065
2020	$20,381	$20,512	$20,169
2021	$21,676	$21,817	$21,678
2021	$23,813	$23,975	$23,691
2021	$25,629	$25,812	$25,417
2021	$25,797	$25,982	$25,511
2022	$24,631	$24,810	$24,265
2022	$23,150	$23,326	$22,745
2022	$22,293	$22,466	$21,926
2022	$23,030	$23,214	$22,640
2023	$22,592	$22,774	$22,267
2023	$23,701	$23,897	$23,182
2023	$25,713	$25,926	$25,160
2023	$26,150	$26,363	$25,498
2024	$29,319	$29,565	$28,635
2024	$30,331	$30,590	$29,599
2024	$32,539	$32,822	$31,744
2024	$35,120	$35,433	$34,310
2025	$34,605	$34,919	$33,647
2025	$34,472	$34,790	$33,451
2025	$37,795	$38,151	$36,784

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	16.16%	14.27%	14.22%
ETF Shares Market Price	16.18%	14.27%	14.22%
Russell 1000 Index	16.24%	14.34%	14.33%
Dow Jones U.S. Total Stock Market Float Adjusted Index	15.88%	14.05%	13.91%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Material Change Date		Aug. 31, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet	$ 9,377,000,000
Holdings Count | Holding	1,014
Advisory Fees Paid, Amount	$ 162,000
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of August 31, 2025)

Fund Net Assets (in millions)	$9,377
Number of Portfolio Holdings	1,014
Portfolio Turnover Rate	3%
Total Investment Advisory Fees (in thousands)	$162

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of August 31, 2025)

Basic Materials	1.5%
Consumer Discretionary	14.9%
Consumer Staples	3.9%
Energy	3.1%
Financials	11.4%
Health Care	8.6%
Industrials	12.4%
Real Estate	2.3%
Technology	37.3%
Telecommunications	2.0%
Utilities	2.5%
Other Assets and Liabilities—Net	0.1%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

During the reporting period, the expense ratio for the ETF Share class was reduced.

This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Expenses [Text Block]	During the reporting period, the expense ratio for the ETF Share class was reduced.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000092009
Shareholder Report [Line Items]
Fund Name	Russell 1000 Index Fund
Class Name	Institutional Shares
Trading Symbol	VRNIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Russell 1000 Index Fund (the "Fund") for the period of September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$6	0.06%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended August 31, 2025, the Fund performed in line with its benchmark.

  Optimism in the U.S. about deregulation, tax cuts, and artificial intelligence was occasionally tempered by market concerns over rising interest rates, stretched equity valuations, and evolving trade policies. Although the Federal Reserve paused on cutting rates after December 2024, some progress on inflation and signs of a softening job market raised the prospect of more cuts to come.

  Large-capitalization stocks outperformed their small- and mid-cap counterparts for the period. Both value and growth stocks posted positive returns, but growth handily outperformed value across capitalizations.

  For the Fund’s benchmark index, 10 of the 11 sectors posted positive returns. Technology was a standout, and consumer discretionary, financials, and industrials were also strong contributors. Health care was the lone detractor.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
	Institutional Shares	Russell 1000 Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2015	$5,000,000	$5,000,000	$5,000,000
2015	$5,273,266	$5,273,781	$5,263,310
2016	$4,896,249	$4,898,472	$4,862,271
2016	$5,350,155	$5,360,454	$5,330,086
2016	$5,573,400	$5,584,668	$5,566,956
2016	$5,683,387	$5,696,146	$5,696,791
2017	$6,133,829	$6,148,998	$6,139,035
2017	$6,280,311	$6,297,288	$6,271,171
2017	$6,468,619	$6,487,066	$6,460,244
2017	$6,962,426	$6,983,841	$6,966,368
2018	$7,152,458	$7,175,846	$7,135,563
2018	$7,191,468	$7,216,429	$7,217,365
2018	$7,744,243	$7,772,659	$7,769,068
2018	$7,369,270	$7,397,609	$7,349,338
2019	$7,505,279	$7,534,077	$7,491,958
2019	$7,437,443	$7,466,608	$7,392,231
2019	$7,934,174	$7,966,262	$7,864,617
2019	$8,553,310	$8,588,871	$8,479,175
2020	$8,088,537	$8,123,537	$7,999,072
2020	$8,366,749	$8,402,747	$8,228,036
2020	$9,715,646	$9,758,763	$9,532,304
2020	$10,209,178	$10,255,838	$10,084,262
2021	$10,858,242	$10,908,606	$10,838,953
2021	$11,929,921	$11,987,499	$11,845,701
2021	$12,840,427	$12,906,166	$12,708,302
2021	$12,924,859	$12,991,083	$12,755,471
2022	$12,340,062	$12,405,164	$12,132,385
2022	$11,599,206	$11,662,907	$11,372,689
2022	$11,169,970	$11,232,916	$10,963,202
2022	$11,540,045	$11,606,763	$11,320,075
2023	$11,320,056	$11,387,204	$11,133,442
2023	$11,876,499	$11,948,374	$11,591,118
2023	$12,884,200	$12,963,174	$12,579,945
2023	$13,102,758	$13,181,284	$12,749,059
2024	$14,691,670	$14,782,252	$14,317,568
2024	$15,198,694	$15,294,782	$14,799,300
2024	$16,305,321	$16,410,929	$15,872,098
2024	$17,599,117	$17,716,274	$17,154,811
2025	$17,341,455	$17,459,741	$16,823,717
2025	$17,275,516	$17,395,216	$16,725,726
2025	$18,941,370	$19,075,472	$18,392,058

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional Shares	16.17%	14.28%	14.25%
Russell 1000 Index	16.24%	14.34%	14.33%
Dow Jones U.S. Total Stock Market Float Adjusted Index	15.88%	14.05%	13.91%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Material Change Date		Aug. 31, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet	$ 9,377,000,000
Holdings Count | Holding	1,014
Advisory Fees Paid, Amount	$ 162,000
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of August 31, 2025)

Fund Net Assets (in millions)	$9,377
Number of Portfolio Holdings	1,014
Portfolio Turnover Rate	3%
Total Investment Advisory Fees (in thousands)	$162

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of August 31, 2025)

Basic Materials	1.5%
Consumer Discretionary	14.9%
Consumer Staples	3.9%
Energy	3.1%
Financials	11.4%
Health Care	8.6%
Industrials	12.4%
Real Estate	2.3%
Technology	37.3%
Telecommunications	2.0%
Utilities	2.5%
Other Assets and Liabilities—Net	0.1%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

During the reporting period, the expense ratio for the Institutional Share class was reduced.

This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Expenses [Text Block]	During the reporting period, the expense ratio for the Institutional Share class was reduced.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000092012
Shareholder Report [Line Items]
Fund Name	Russell 1000 Value Index Fund
Class Name	ETF Shares
Trading Symbol	VONV
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Russell 1000 Value Index Fund (the "Fund") for the period of September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$7	0.07%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.07%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended August 31, 2025, the Fund performed in line with its benchmark.

  Optimism in the U.S. about deregulation, tax cuts, and artificial intelligence was occasionally tempered by market concerns over rising interest rates, stretched equity valuations, and evolving trade policies. Although the Federal Reserve paused on cutting rates after December 2024, some progress on inflation and signs of a softening job market raised the prospect of more cuts to come.

  Large-capitalization stocks outperformed their small- and mid-cap counterparts for the period. Both value and growth stocks posted positive returns, but growth handily outperformed value across capitalizations.

  For the Fund’s benchmark index, 10 of the 11 sectors posted positive returns. Financials were a standout, and industrials, consumer discretionary, and technology were also strong contributors. Health care was the lone detractor.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
	ETF Shares Net Asset Value	Russell 1000 Value Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2015	$10,000	$10,000	$10,000
2015	$10,469	$10,470	$10,527
2016	$9,709	$9,713	$9,725
2016	$10,774	$10,796	$10,660
2016	$11,265	$11,292	$11,134
2016	$11,696	$11,728	$11,394
2017	$12,505	$12,542	$12,278
2017	$12,339	$12,379	$12,542
2017	$12,556	$12,600	$12,920
2017	$13,417	$13,467	$13,933
2018	$13,460	$13,514	$14,271
2018	$13,344	$13,399	$14,435
2018	$14,108	$14,171	$15,538
2018	$13,800	$13,866	$14,699
2019	$13,877	$13,941	$14,984
2019	$13,531	$13,594	$14,784
2019	$14,193	$14,258	$15,729
2019	$15,364	$15,436	$16,958
2020	$13,948	$14,017	$15,998
2020	$13,300	$13,371	$16,456
2020	$14,299	$14,378	$19,065
2020	$15,611	$15,702	$20,169
2021	$17,029	$17,131	$21,678
2021	$19,184	$19,305	$23,691
2021	$19,493	$19,618	$25,417
2021	$19,069	$19,195	$25,511
2022	$19,563	$19,700	$24,265
2022	$19,343	$19,485	$22,745
2022	$18,260	$18,397	$21,926
2022	$19,507	$19,661	$22,640
2023	$18,998	$19,146	$22,267
2023	$18,452	$18,599	$23,182
2023	$19,821	$19,978	$25,160
2023	$19,769	$19,927	$25,498
2024	$21,651	$21,829	$28,635
2024	$22,450	$22,637	$29,599
2024	$23,996	$24,203	$31,744
2024	$25,595	$25,819	$34,310
2025	$25,045	$25,268	$33,647
2025	$24,432	$24,654	$33,451
2025	$26,222	$26,461	$36,784

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	9.27%	12.89%	10.12%
ETF Shares Market Price	9.30%	12.89%	10.12%
Russell 1000 Value Index	9.33%	12.97%	10.22%
Dow Jones U.S. Total Stock Market Float Adjusted Index	15.88%	14.05%	13.91%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Material Change Date		Aug. 31, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet	$ 15,014,000,000
Holdings Count | Holding	879
Advisory Fees Paid, Amount	$ 264,000
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of August 31, 2025)

Fund Net Assets (in millions)	$15,014
Number of Portfolio Holdings	879
Portfolio Turnover Rate	17%
Total Investment Advisory Fees (in thousands)	$264

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of August 31, 2025)

Basic Materials	2.9%
Consumer Discretionary	11.6%
Consumer Staples	6.5%
Energy	6.1%
Financials	20.9%
Health Care	11.3%
Industrials	16.2%
Real Estate	4.2%
Technology	11.8%
Telecommunications	3.6%
Utilities	4.6%
Other Assets and Liabilities—Net	0.3%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

During the reporting period, the expense ratio for the ETF Share class was reduced.

This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Expenses [Text Block]	During the reporting period, the expense ratio for the ETF Share class was reduced.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000092011
Shareholder Report [Line Items]
Fund Name	Russell 1000 Value Index Fund
Class Name	Institutional Shares
Trading Symbol	VRVIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Russell 1000 Value Index Fund (the "Fund") for the period of September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$6	0.06%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended August 31, 2025, the Fund performed in line with its benchmark.

  Optimism in the U.S. about deregulation, tax cuts, and artificial intelligence was occasionally tempered by market concerns over rising interest rates, stretched equity valuations, and evolving trade policies. Although the Federal Reserve paused on cutting rates after December 2024, some progress on inflation and signs of a softening job market raised the prospect of more cuts to come.

  Large-capitalization stocks outperformed their small- and mid-cap counterparts for the period. Both value and growth stocks posted positive returns, but growth handily outperformed value across capitalizations.

  For the Fund’s benchmark index, 10 of the 11 sectors posted positive returns. Financials were a standout, and industrials, consumer discretionary, and technology were also strong contributors. Health care was the lone detractor.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
	Institutional Shares	Russell 1000 Value Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2015	$5,000,000	$5,000,000	$5,000,000
2015	$5,235,278	$5,234,885	$5,263,310
2016	$4,855,871	$4,856,396	$4,862,271
2016	$5,389,208	$5,398,153	$5,330,086
2016	$5,635,768	$5,646,127	$5,566,956
2016	$5,851,770	$5,863,981	$5,696,791
2017	$6,256,592	$6,270,876	$6,139,035
2017	$6,174,101	$6,189,275	$6,271,171
2017	$6,283,552	$6,299,810	$6,460,244
2017	$6,715,269	$6,733,556	$6,966,368
2018	$6,737,451	$6,757,138	$7,135,563
2018	$6,678,808	$6,699,723	$7,217,365
2018	$7,062,180	$7,085,342	$7,769,068
2018	$6,908,006	$6,932,756	$7,349,338
2019	$6,947,946	$6,970,656	$7,491,958
2019	$6,774,033	$6,796,762	$7,392,231
2019	$7,105,155	$7,129,065	$7,864,617
2019	$7,691,266	$7,718,075	$8,479,175
2020	$6,983,321	$7,008,278	$7,999,072
2020	$6,661,669	$6,685,346	$8,228,036
2020	$7,163,024	$7,188,972	$9,532,304
2020	$7,821,453	$7,851,093	$10,084,262
2021	$8,531,995	$8,565,585	$10,838,953
2021	$9,612,125	$9,652,517	$11,845,701
2021	$9,766,594	$9,808,986	$12,708,302
2021	$9,555,630	$9,597,716	$12,755,471
2022	$9,802,805	$9,849,884	$12,132,385
2022	$9,693,944	$9,742,462	$11,372,689
2022	$9,151,077	$9,198,359	$10,963,202
2022	$9,778,214	$9,830,377	$11,320,075
2023	$9,520,944	$9,573,103	$11,133,442
2023	$9,248,221	$9,299,537	$11,591,118
2023	$9,933,297	$9,988,873	$12,579,945
2023	$9,906,845	$9,963,591	$12,749,059
2024	$10,851,619	$10,914,703	$14,317,568
2024	$11,251,676	$11,318,620	$14,799,300
2024	$12,027,779	$12,101,478	$15,872,098
2024	$12,829,154	$12,909,298	$17,154,811
2025	$12,553,799	$12,634,133	$16,823,717
2025	$12,247,182	$12,327,060	$16,725,726
2025	$13,143,660	$13,230,266	$18,392,058

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional Shares	9.28%	12.91%	10.15%
Russell 1000 Value Index	9.33%	12.97%	10.22%
Dow Jones U.S. Total Stock Market Float Adjusted Index	15.88%	14.05%	13.91%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Material Change Date		Aug. 31, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet	$ 15,014,000,000
Holdings Count | Holding	879
Advisory Fees Paid, Amount	$ 264,000
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of August 31, 2025)

Fund Net Assets (in millions)	$15,014
Number of Portfolio Holdings	879
Portfolio Turnover Rate	17%
Total Investment Advisory Fees (in thousands)	$264

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of August 31, 2025)

Basic Materials	2.9%
Consumer Discretionary	11.6%
Consumer Staples	6.5%
Energy	6.1%
Financials	20.9%
Health Care	11.3%
Industrials	16.2%
Real Estate	4.2%
Technology	11.8%
Telecommunications	3.6%
Utilities	4.6%
Other Assets and Liabilities—Net	0.3%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

During the reporting period, the expense ratio for the Institutional Share class was reduced.

This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Expenses [Text Block]	During the reporting period, the expense ratio for the Institutional Share class was reduced.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000092014
Shareholder Report [Line Items]
Fund Name	Russell 1000 Growth Index Fund
Class Name	ETF Shares
Trading Symbol	VONG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Russell 1000 Growth Index Fund (the "Fund") for the period of September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$8	0.07%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.07%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended August 31, 2025, the Fund performed in line with its benchmark.

  Optimism in the U.S. about deregulation, tax cuts, and artificial intelligence was occasionally tempered by market concerns over rising interest rates, stretched equity valuations, and evolving trade policies. Although the Federal Reserve paused on cutting rates after December 2024, some progress on inflation and signs of a softening job market raised the prospect of more cuts to come.

  Large-capitalization stocks outperformed their small- and mid-cap counterparts for the period. Both value and growth stocks posted positive returns, but growth handily outperformed value across capitalizations.

  For the Fund’s benchmark index, seven of the 11 sectors posted positive returns. Technology was a standout, and consumer discretionary was also a strong contributor. Health care was the greatest detractor.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
	ETF Shares Net Asset Value	Russell 1000 Growth Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2015	$10,000	$10,000	$10,000
2015	$10,619	$10,622	$10,527
2016	$9,873	$9,878	$9,725
2016	$10,642	$10,650	$10,660
2016	$11,044	$11,054	$11,134
2016	$11,057	$11,070	$11,394
2017	$12,048	$12,066	$12,278
2017	$12,785	$12,809	$12,542
2017	$13,326	$13,355	$12,920
2017	$14,446	$14,480	$13,933
2018	$15,175	$15,217	$14,271
2018	$15,456	$15,502	$14,435
2018	$16,936	$16,992	$15,538
2018	$15,670	$15,724	$14,699
2019	$16,164	$16,224	$14,984
2019	$16,274	$16,338	$14,784
2019	$17,647	$17,718	$15,729
2019	$18,949	$19,028	$16,958
2020	$18,592	$18,675	$15,998
2020	$20,529	$20,627	$16,456
2020	$25,445	$25,574	$19,065
2020	$25,818	$25,953	$20,169
2021	$26,794	$26,940	$21,678
2021	$28,700	$28,862	$23,691
2021	$32,672	$32,869	$25,417
2021	$33,716	$33,921	$25,511
2022	$30,137	$30,321	$24,265
2022	$26,888	$27,058	$22,745
2022	$26,429	$26,605	$21,926
2022	$26,403	$26,581	$22,640
2023	$26,099	$26,276	$22,267
2023	$29,435	$29,641	$23,182
2023	$32,209	$32,441	$25,160
2023	$33,306	$33,537	$25,498
2024	$38,073	$38,344	$28,635
2024	$39,311	$39,601	$29,599
2024	$42,099	$42,418	$31,744
2024	$45,936	$46,295	$34,310
2025	$45,552	$45,916	$33,647
2025	$46,200	$46,580	$33,451
2025	$51,563	$51,995	$36,784

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	22.48%	15.17%	17.82%
ETF Shares Market Price	22.55%	15.17%	17.82%
Russell 1000 Growth Index	22.58%	15.25%	17.92%
Dow Jones U.S. Total Stock Market Float Adjusted Index	15.88%	14.05%	13.91%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Material Change Date		Aug. 31, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet	$ 39,952,000,000
Holdings Count | Holding	393
Advisory Fees Paid, Amount	$ 691,000
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of August 31, 2025)

Fund Net Assets (in millions)	$39,952
Number of Portfolio Holdings	393
Portfolio Turnover Rate	10%
Total Investment Advisory Fees (in thousands)	$691

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of August 31, 2025)

Basic Materials	0.3%
Consumer Discretionary	18.0%
Consumer Staples	1.4%
Energy	0.3%
Financials	2.5%
Health Care	6.2%
Industrials	8.5%
Real Estate	0.5%
Technology	61.0%
Telecommunications	0.6%
Utilities	0.6%
Other Assets and Liabilities—Net	0.1%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

During the reporting period, the expense ratio for the ETF Share class was reduced.

This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Expenses [Text Block]	During the reporting period, the expense ratio for the ETF Share class was reduced.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000092013
Shareholder Report [Line Items]
Fund Name	Russell 1000 Growth Index Fund
Class Name	Institutional Shares
Trading Symbol	VRGWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Russell 1000 Growth Index Fund (the "Fund") for the period of September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$7	0.06%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended August 31, 2025, the Fund performed in line with its benchmark.

  Optimism in the U.S. about deregulation, tax cuts, and artificial intelligence was occasionally tempered by market concerns over rising interest rates, stretched equity valuations, and evolving trade policies. Although the Federal Reserve paused on cutting rates after December 2024, some progress on inflation and signs of a softening job market raised the prospect of more cuts to come.

  Large-capitalization stocks outperformed their small- and mid-cap counterparts for the period. Both value and growth stocks posted positive returns, but growth handily outperformed value across capitalizations.

  For the Fund’s benchmark index, seven of the 11 sectors posted positive returns. Technology was a standout, and consumer discretionary was also a strong contributor. Health care was the greatest detractor.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
	Institutional Shares	Russell 1000 Growth Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2015	$5,000,000	$5,000,000	$5,000,000
2015	$5,309,896	$5,311,055	$5,263,310
2016	$4,937,378	$4,938,857	$4,862,271
2016	$5,322,909	$5,325,241	$5,330,086
2016	$5,524,189	$5,527,104	$5,566,956
2016	$5,531,108	$5,534,920	$5,696,791
2017	$6,027,662	$6,032,851	$6,139,035
2017	$6,397,182	$6,404,510	$6,271,171
2017	$6,668,652	$6,677,622	$6,460,244
2017	$7,229,805	$7,240,012	$6,966,368
2018	$7,595,532	$7,608,284	$7,135,563
2018	$7,736,125	$7,750,961	$7,217,365
2018	$8,478,407	$8,495,759	$7,769,068
2018	$7,844,950	$7,861,874	$7,349,338
2019	$8,093,238	$8,112,067	$7,491,958
2019	$8,148,958	$8,169,029	$7,392,231
2019	$8,835,310	$8,858,812	$7,864,617
2019	$9,487,296	$9,513,821	$8,479,175
2020	$9,309,040	$9,337,586	$7,999,072
2020	$10,280,789	$10,313,600	$8,228,036
2020	$12,743,767	$12,786,856	$9,532,304
2020	$12,930,949	$12,976,697	$10,084,262
2021	$13,420,441	$13,469,963	$10,838,953
2021	$14,376,072	$14,431,201	$11,845,701
2021	$16,365,134	$16,434,336	$12,708,302
2021	$16,889,597	$16,960,732	$12,755,471
2022	$15,095,386	$15,160,418	$12,132,385
2022	$13,469,007	$13,529,040	$11,372,689
2022	$13,240,873	$13,302,570	$10,963,202
2022	$13,227,809	$13,290,494	$11,320,075
2023	$13,074,031	$13,138,036	$11,133,442
2023	$14,745,637	$14,820,636	$11,591,118
2023	$16,135,923	$16,220,639	$12,579,945
2023	$16,686,160	$16,768,376	$12,749,059
2024	$19,074,760	$19,172,178	$14,317,568
2024	$19,695,883	$19,800,582	$14,799,300
2024	$21,092,750	$21,208,964	$15,872,098
2024	$23,016,347	$23,147,565	$17,154,811
2025	$22,824,385	$22,958,245	$16,823,717
2025	$23,149,998	$23,289,793	$16,725,726
2025	$25,837,140	$25,997,406	$18,392,058

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional Shares	22.49%	15.18%	17.85%
Russell 1000 Growth Index	22.58%	15.25%	17.92%
Dow Jones U.S. Total Stock Market Float Adjusted Index	15.88%	14.05%	13.91%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Material Change Date		Aug. 31, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet	$ 39,952,000,000
Holdings Count | Holding	393
Advisory Fees Paid, Amount	$ 691,000
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of August 31, 2025)

Fund Net Assets (in millions)	$39,952
Number of Portfolio Holdings	393
Portfolio Turnover Rate	10%
Total Investment Advisory Fees (in thousands)	$691

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of August 31, 2025)

Basic Materials	0.3%
Consumer Discretionary	18.0%
Consumer Staples	1.4%
Energy	0.3%
Financials	2.5%
Health Care	6.2%
Industrials	8.5%
Real Estate	0.5%
Technology	61.0%
Telecommunications	0.6%
Utilities	0.6%
Other Assets and Liabilities—Net	0.1%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

During the reporting period, the expense ratio for the Institutional Share class was reduced.

This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Expenses [Text Block]	During the reporting period, the expense ratio for the Institutional Share class was reduced.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000092016
Shareholder Report [Line Items]
Fund Name	Russell 2000 Index Fund
Class Name	ETF Shares
Trading Symbol	VTWO
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Russell 2000 Index Fund (the "Fund") for the period of September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$8	0.08%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended August 31, 2025, the Fund performed in line with its benchmark.

  Optimism in the U.S. about deregulation, tax cuts, and artificial intelligence was occasionally tempered by market concerns over rising interest rates, stretched equity valuations, and evolving trade policies. Although the Federal Reserve paused on cutting rates after December 2024, some progress on inflation and signs of a softening job market raised the prospect of more cuts to come.

  Large-capitalization stocks outperformed their small-cap counterparts for the period. Both value and growth stocks posted positive returns, but growth handily outperformed value across capitalizations.

  For the Fund’s benchmark index, nine of the 11 sectors posted positive returns. The industrial sector was the strongest performer, followed by financials, technology, and basic materials. Health care was the greatest detractor.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
	ETF Shares Net Asset Value	Russell 2000 Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2015	$10,000	$10,000	$10,000
2015	$10,370	$10,372	$10,527
2016	$8,986	$8,984	$9,725
2016	$10,078	$10,076	$10,660
2016	$10,862	$10,859	$11,134
2016	$11,628	$11,624	$11,394
2017	$12,233	$12,229	$12,278
2017	$12,134	$12,127	$12,542
2017	$12,485	$12,479	$12,920
2017	$13,765	$13,756	$13,933
2018	$13,523	$13,514	$14,271
2018	$14,658	$14,645	$14,435
2018	$15,668	$15,655	$15,538
2018	$13,847	$13,835	$14,699
2019	$14,282	$14,268	$14,984
2019	$13,338	$13,321	$14,784
2019	$13,657	$13,636	$15,729
2019	$14,901	$14,875	$16,958
2020	$13,593	$13,566	$15,998
2020	$12,889	$12,863	$16,456
2020	$14,492	$14,457	$19,065
2020	$16,945	$16,897	$20,169
2021	$20,546	$20,484	$21,678
2021	$21,228	$21,168	$23,691
2021	$21,325	$21,264	$25,417
2021	$20,678	$20,618	$25,511
2022	$19,303	$19,253	$24,265
2022	$17,634	$17,587	$22,745
2022	$17,512	$17,461	$21,926
2022	$17,989	$17,935	$22,640
2023	$18,159	$18,095	$22,267
2023	$16,826	$16,764	$23,182
2023	$18,345	$18,273	$25,160
2023	$17,545	$17,475	$25,498
2024	$19,992	$19,913	$28,635
2024	$20,219	$20,136	$29,599
2024	$21,738	$21,648	$31,744
2024	$23,942	$23,842	$34,310
2025	$21,334	$21,246	$33,647
2025	$20,462	$20,375	$33,451
2025	$23,522	$23,416	$36,784

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	8.21%	10.17%	8.93%
ETF Shares Market Price	8.32%	10.16%	8.93%
Russell 2000 Index	8.17%	10.13%	8.88%
Dow Jones U.S. Total Stock Market Float Adjusted Index	15.88%	14.05%	13.91%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Material Change Date		Aug. 31, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet	$ 12,871,000,000
Holdings Count | Holding	2,002
Advisory Fees Paid, Amount	$ 257,000
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of August 31, 2025)

Fund Net Assets (in millions)	$12,871
Number of Portfolio Holdings	2,002
Portfolio Turnover Rate	14%
Total Investment Advisory Fees (in thousands)	$257

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of August 31, 2025)

Basic Materials	3.7%
Consumer Discretionary	12.2%
Consumer Staples	2.0%
Energy	5.0%
Financials	18.4%
Health Care	15.4%
Industrials	18.9%
Other	0.0%
Real Estate	6.4%
Technology	12.0%
Telecommunications	2.2%
Utilities	3.6%
Other Assets and Liabilities—Net	0.2%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

During the reporting period, the expense ratio for the ETF Share class was reduced.

This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Expenses [Text Block]	During the reporting period, the expense ratio for the ETF Share class was reduced.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000092015
Shareholder Report [Line Items]
Fund Name	Russell 2000 Index Fund
Class Name	Institutional Shares
Trading Symbol	VRTIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Russell 2000 Index Fund (the "Fund") for the period of September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$7	0.07%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.07%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended August 31, 2025, the Fund performed in line with its benchmark.

  Optimism in the U.S. about deregulation, tax cuts, and artificial intelligence was occasionally tempered by market concerns over rising interest rates, stretched equity valuations, and evolving trade policies. Although the Federal Reserve paused on cutting rates after December 2024, some progress on inflation and signs of a softening job market raised the prospect of more cuts to come.

  Large-capitalization stocks outperformed their small-cap counterparts for the period. Both value and growth stocks posted positive returns, but growth handily outperformed value across capitalizations.

  For the Fund’s benchmark index, nine of the 11 sectors posted positive returns. The industrial sector was the strongest performer, followed by financials, technology, and basic materials. Health care was the greatest detractor.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
	Institutional Shares	Russell 2000 Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2015	$5,000,000	$5,000,000	$5,000,000
2015	$5,186,193	$5,185,941	$5,263,310
2016	$4,495,154	$4,492,230	$4,862,271
2016	$5,041,859	$5,037,875	$5,330,086
2016	$5,434,537	$5,429,649	$5,566,956
2016	$5,818,923	$5,812,237	$5,696,791
2017	$6,122,481	$6,114,430	$6,139,035
2017	$6,074,300	$6,063,653	$6,271,171
2017	$6,251,293	$6,239,467	$6,460,244
2017	$6,893,751	$6,878,043	$6,966,368
2018	$6,773,601	$6,757,118	$7,135,563
2018	$7,343,108	$7,322,747	$7,217,365
2018	$7,850,499	$7,827,249	$7,769,068
2018	$6,939,232	$6,917,498	$7,349,338
2019	$7,157,663	$7,134,120	$7,491,958
2019	$6,684,528	$6,660,405	$7,392,231
2019	$6,843,570	$6,818,084	$7,864,617
2019	$7,466,282	$7,437,289	$8,479,175
2020	$6,811,936	$6,782,854	$7,999,072
2020	$6,459,755	$6,431,369	$8,228,036
2020	$7,264,235	$7,228,558	$9,532,304
2020	$8,493,584	$8,448,304	$10,084,262
2021	$10,299,985	$10,241,879	$10,838,953
2021	$10,642,164	$10,583,751	$11,845,701
2021	$10,691,993	$10,631,847	$12,708,302
2021	$10,367,415	$10,309,048	$12,755,471
2022	$9,678,725	$9,626,356	$12,132,385
2022	$8,841,704	$8,793,495	$11,372,689
2022	$8,780,770	$8,730,471	$10,963,202
2022	$9,021,729	$8,967,478	$11,320,075
2023	$9,105,578	$9,047,323	$11,133,442
2023	$8,437,590	$8,382,013	$11,591,118
2023	$9,199,081	$9,136,590	$12,579,945
2023	$8,798,545	$8,737,462	$12,749,059
2024	$10,026,878	$9,956,521	$14,317,568
2024	$10,140,543	$10,068,060	$14,799,300
2024	$10,903,474	$10,824,222	$15,872,098
2024	$12,009,362	$11,920,822	$17,154,811
2025	$10,701,720	$10,622,763	$16,823,717
2025	$10,264,505	$10,187,411	$16,725,726
2025	$11,800,060	$11,708,174	$18,392,058

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional Shares	8.22%	10.19%	8.97%
Russell 2000 Index	8.17%	10.13%	8.88%
Dow Jones U.S. Total Stock Market Float Adjusted Index	15.88%	14.05%	13.91%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Material Change Date		Aug. 31, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet	$ 12,871,000,000
Holdings Count | Holding	2,002
Advisory Fees Paid, Amount	$ 257,000
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of August 31, 2025)

Fund Net Assets (in millions)	$12,871
Number of Portfolio Holdings	2,002
Portfolio Turnover Rate	14%
Total Investment Advisory Fees (in thousands)	$257

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of August 31, 2025)

Basic Materials	3.7%
Consumer Discretionary	12.2%
Consumer Staples	2.0%
Energy	5.0%
Financials	18.4%
Health Care	15.4%
Industrials	18.9%
Other	0.0%
Real Estate	6.4%
Technology	12.0%
Telecommunications	2.2%
Utilities	3.6%
Other Assets and Liabilities—Net	0.2%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

During the reporting period, the expense ratio for the Institutional Share class was reduced.

This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Expenses [Text Block]	During the reporting period, the expense ratio for the Institutional Share class was reduced.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000092017
Shareholder Report [Line Items]
Fund Name	Russell 2000 Value Index Fund
Class Name	ETF Shares
Trading Symbol	VTWV
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Russell 2000 Value Index Fund (the "Fund") for the period of September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$12	0.12%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.12%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended August 31, 2025, the Fund performed in line with its benchmark.

  Optimism in the U.S. about deregulation, tax cuts, and artificial intelligence was occasionally tempered by market concerns over rising interest rates, stretched equity valuations, and evolving trade policies. Although the Federal Reserve paused on cutting rates after December 2024, some progress on inflation and signs of a softening job market raised the prospect of more cuts to come.

  Large-capitalization stocks outperformed their small-cap counterparts for the period. Both value and growth stocks posted positive returns, but growth handily outperformed value across capitalizations.

  For the Fund’s benchmark index, eight of the 11 sectors posted positive returns. The strongest contributors were financials, telecommunications, and industrials. Health care was the greatest detractor.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
	ETF Shares Net Asset Value	Russell 2000 Value Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2015	$10,000	$10,000	$10,000
2015	$10,479	$10,484	$10,527
2016	$9,321	$9,327	$9,725
2016	$10,493	$10,504	$10,660
2016	$11,362	$11,380	$11,134
2016	$12,544	$12,565	$11,394
2017	$13,155	$13,178	$12,278
2017	$12,687	$12,710	$12,542
2017	$12,886	$12,912	$12,920
2017	$14,211	$14,245	$13,933
2018	$13,539	$13,569	$14,271
2018	$14,752	$14,788	$14,435
2018	$15,458	$15,501	$15,538
2018	$13,941	$13,985	$14,699
2019	$14,125	$14,169	$14,984
2019	$13,072	$13,115	$14,784
2019	$13,150	$13,193	$15,729
2019	$14,491	$14,538	$16,958
2020	$12,810	$12,853	$15,998
2020	$11,156	$11,188	$16,456
2020	$12,355	$12,382	$19,065
2020	$14,554	$14,589	$20,169
2021	$18,085	$18,130	$21,678
2021	$20,010	$20,069	$23,691
2021	$19,686	$19,749	$25,417
2021	$19,338	$19,405	$25,511
2022	$19,257	$19,333	$24,265
2022	$18,451	$18,531	$22,745
2022	$17,662	$17,738	$21,926
2022	$18,400	$18,484	$22,640
2023	$18,408	$18,483	$22,267
2023	$16,334	$16,401	$23,182
2023	$18,050	$18,123	$25,160
2023	$17,537	$17,609	$25,498
2024	$19,435	$19,519	$28,635
2024	$19,878	$19,969	$29,599
2024	$21,509	$21,611	$31,744
2024	$23,226	$23,340	$34,310
2025	$20,893	$20,999	$33,647
2025	$19,646	$19,742	$33,451
2025	$22,759	$22,871	$36,784

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	5.81%	13.00%	8.57%
ETF Shares Market Price	5.71%	12.96%	8.57%
Russell 2000 Value Index	5.83%	13.06%	8.62%
Dow Jones U.S. Total Stock Market Float Adjusted Index	15.88%	14.05%	13.91%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Material Change Date		Aug. 31, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet	$ 871,000,000
Holdings Count | Holding	1,449
Advisory Fees Paid, Amount	$ 18,000
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of August 31, 2025)

Fund Net Assets (in millions)	$871
Number of Portfolio Holdings	1,449
Portfolio Turnover Rate	26%
Total Investment Advisory Fees (in thousands)	$18

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of August 31, 2025)

Basic Materials	4.3%
Consumer Discretionary	13.7%
Consumer Staples	1.7%
Energy	6.9%
Financials	27.4%
Health Care	8.4%
Industrials	13.1%
Other	0.0%
Real Estate	10.6%
Technology	5.6%
Telecommunications	2.1%
Utilities	6.0%
Other Assets and Liabilities—Net	0.2%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

During the reporting period, the expense ratio for the ETF Share class was reduced.

This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Expenses [Text Block]	During the reporting period, the expense ratio for the ETF Share class was reduced.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000092018
Shareholder Report [Line Items]
Fund Name	Russell 2000 Value Index Fund
Class Name	Institutional Shares
Trading Symbol	VRTVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Russell 2000 Value Index Fund (the "Fund") for the period of September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$8	0.08%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended August 31, 2025, the Fund performed in line with its benchmark.

  Optimism in the U.S. about deregulation, tax cuts, and artificial intelligence was occasionally tempered by market concerns over rising interest rates, stretched equity valuations, and evolving trade policies. Although the Federal Reserve paused on cutting rates after December 2024, some progress on inflation and signs of a softening job market raised the prospect of more cuts to come.

  Large-capitalization stocks outperformed their small-cap counterparts for the period. Both value and growth stocks posted positive returns, but growth handily outperformed value across capitalizations.

  For the Fund’s benchmark index, eight of the 11 sectors posted positive returns. The strongest contributors were financials, telecommunications, and industrials. Health care was the greatest detractor.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
	Institutional Shares	Russell 2000 Value Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2015	$5,000,000	$5,000,000	$5,000,000
2015	$5,241,669	$5,242,073	$5,263,310
2016	$4,663,986	$4,663,737	$4,862,271
2016	$5,251,490	$5,251,809	$5,330,086
2016	$5,688,065	$5,689,967	$5,566,956
2016	$6,281,881	$6,282,476	$5,696,791
2017	$6,589,265	$6,589,186	$6,139,035
2017	$6,357,161	$6,354,873	$6,271,171
2017	$6,458,827	$6,456,123	$6,460,244
2017	$7,125,808	$7,122,622	$6,966,368
2018	$6,789,581	$6,784,512	$7,135,563
2018	$7,400,115	$7,393,973	$7,217,365
2018	$7,756,912	$7,750,406	$7,769,068
2018	$6,997,143	$6,992,346	$7,349,338
2019	$7,091,572	$7,084,570	$7,491,958
2019	$6,563,435	$6,557,271	$7,392,231
2019	$6,602,742	$6,596,255	$7,864,617
2019	$7,276,310	$7,269,227	$8,479,175
2020	$6,433,505	$6,426,249	$7,999,072
2020	$5,604,688	$5,593,942	$8,228,036
2020	$6,208,765	$6,191,106	$9,532,304
2020	$7,314,925	$7,294,573	$10,084,262
2021	$9,091,525	$9,065,103	$10,838,953
2021	$10,061,341	$10,034,613	$11,845,701
2021	$9,900,424	$9,874,302	$12,708,302
2021	$9,726,976	$9,702,305	$12,755,471
2022	$9,687,131	$9,666,562	$12,132,385
2022	$9,283,958	$9,265,321	$11,372,689
2022	$8,887,545	$8,868,840	$10,963,202
2022	$9,262,047	$9,241,813	$11,320,075
2023	$9,265,898	$9,241,412	$11,133,442
2023	$8,223,523	$8,200,257	$11,591,118
2023	$9,088,074	$9,061,693	$12,579,945
2023	$8,830,826	$8,804,426	$12,749,059
2024	$9,789,389	$9,759,696	$14,317,568
2024	$10,014,236	$9,984,382	$14,799,300
2024	$10,838,187	$10,805,718	$15,872,098
2024	$11,705,436	$11,670,098	$17,154,811
2025	$10,531,348	$10,499,456	$16,823,717
2025	$9,902,961	$9,871,006	$16,725,726
2025	$11,473,535	$11,435,315	$18,392,058

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional Shares	5.86%	13.07%	8.66%
Russell 2000 Value Index	5.83%	13.06%	8.62%
Dow Jones U.S. Total Stock Market Float Adjusted Index	15.88%	14.05%	13.91%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Material Change Date		Aug. 31, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet	$ 871,000,000
Holdings Count | Holding	1,449
Advisory Fees Paid, Amount	$ 18,000
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of August 31, 2025)

Fund Net Assets (in millions)	$871
Number of Portfolio Holdings	1,449
Portfolio Turnover Rate	26%
Total Investment Advisory Fees (in thousands)	$18

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of August 31, 2025)

Basic Materials	4.3%
Consumer Discretionary	13.7%
Consumer Staples	1.7%
Energy	6.9%
Financials	27.4%
Health Care	8.4%
Industrials	13.1%
Other	0.0%
Real Estate	10.6%
Technology	5.6%
Telecommunications	2.1%
Utilities	6.0%
Other Assets and Liabilities—Net	0.2%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

During the reporting period, the expense ratio for the Institutional Share class was reduced.

This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Expenses [Text Block]	During the reporting period, the expense ratio for the Institutional Share class was reduced.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000092020
Shareholder Report [Line Items]
Fund Name	Russell 2000 Growth Index Fund
Class Name	ETF Shares
Trading Symbol	VTWG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Russell 2000 Growth Index Fund (the "Fund") for the period of September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$13	0.12%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.12%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended August 31, 2025, the Fund performed in line with its benchmark.

  Optimism in the U.S. about deregulation, tax cuts, and artificial intelligence was occasionally tempered by market concerns over rising interest rates, stretched equity valuations, and evolving trade policies. Although the Federal Reserve paused on cutting rates after December 2024, some progress on inflation and signs of a softening job market raised the prospect of more cuts to come.

  Large-capitalization stocks outperformed their small-cap counterparts for the period. Both value and growth stocks posted positive returns, but growth handily outperformed value across capitalizations.

  For the Fund’s benchmark index, nine of the 11 sectors posted positive returns. The industrial sector was a standout, while technology, financials, and basic materials were also strong contributors. Health care was the greatest detractor.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
	ETF Shares Net Asset Value	Russell 2000 Growth Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2015	$10,000	$10,000	$10,000
2015	$10,262	$10,263	$10,527
2016	$8,657	$8,653	$9,725
2016	$9,669	$9,662	$10,660
2016	$10,362	$10,355	$11,134
2016	$10,743	$10,733	$11,394
2017	$11,336	$11,327	$12,278
2017	$11,577	$11,566	$12,542
2017	$12,060	$12,052	$12,920
2017	$13,284	$13,276	$13,933
2018	$13,422	$13,416	$14,271
2018	$14,472	$14,467	$14,435
2018	$15,761	$15,754	$15,538
2018	$13,657	$13,649	$14,699
2019	$14,321	$14,314	$14,984
2019	$13,482	$13,471	$14,784
2019	$14,033	$14,018	$15,729
2019	$15,161	$15,140	$16,958
2020	$14,231	$14,211	$15,998
2020	$14,479	$14,457	$16,456
2020	$16,464	$16,440	$19,065
2020	$19,103	$19,068	$20,169
2021	$22,620	$22,577	$21,678
2021	$21,753	$21,706	$23,691
2021	$22,337	$22,294	$25,417
2021	$21,385	$21,347	$25,511
2022	$18,679	$18,649	$24,265
2022	$16,149	$16,125	$22,745
2022	$16,689	$16,663	$21,926
2022	$16,902	$16,873	$22,640
2023	$17,208	$17,173	$22,267
2023	$16,594	$16,557	$23,182
2023	$17,835	$17,792	$25,160
2023	$16,773	$16,733	$25,498
2024	$19,658	$19,609	$28,635
2024	$19,652	$19,601	$29,599
2024	$20,991	$20,936	$31,744
2024	$23,563	$23,499	$34,310
2025	$20,806	$20,751	$33,647
2025	$20,333	$20,278	$33,451
2025	$23,197	$23,129	$36,784

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	10.51%	7.10%	8.78%
ETF Shares Market Price	10.48%	7.08%	8.78%
Russell 2000 Growth Index	10.48%	7.07%	8.75%
Dow Jones U.S. Total Stock Market Float Adjusted Index	15.88%	14.05%	13.91%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Material Change Date		Aug. 31, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet	$ 1,245,000,000
Holdings Count | Holding	1,126
Advisory Fees Paid, Amount	$ 24,000
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of August 31, 2025)

Fund Net Assets (in millions)	$1,245
Number of Portfolio Holdings	1,126
Portfolio Turnover Rate	28%
Total Investment Advisory Fees (in thousands)	$24

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of August 31, 2025)

Basic Materials	3.1%
Consumer Discretionary	10.8%
Consumer Staples	2.3%
Energy	3.3%
Financials	9.9%
Health Care	22.2%
Industrials	24.4%
Other	0.0%
Real Estate	2.3%
Technology	18.1%
Telecommunications	2.2%
Utilities	1.4%
Other Assets and Liabilities—Net	0.0%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

During the reporting period, the expense ratio for the ETF Share class was reduced.

This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Expenses [Text Block]	During the reporting period, the expense ratio for the ETF Share class was reduced.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000092019
Shareholder Report [Line Items]
Fund Name	Russell 2000 Growth Index Fund
Class Name	Institutional Shares
Trading Symbol	VRTGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Russell 2000 Growth Index Fund (the "Fund") for the period of September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$7	0.07%

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.07%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended August 31, 2025, the Fund performed in line with its benchmark.

  Optimism in the U.S. about deregulation, tax cuts, and artificial intelligence was occasionally tempered by market concerns over rising interest rates, stretched equity valuations, and evolving trade policies. Although the Federal Reserve paused on cutting rates after December 2024, some progress on inflation and signs of a softening job market raised the prospect of more cuts to come.

  Large-capitalization stocks outperformed their small-cap counterparts for the period. Both value and growth stocks posted positive returns, but growth handily outperformed value across capitalizations.

  For the Fund’s benchmark index, nine of the 11 sectors posted positive returns. The industrial sector was a standout, while technology, financials, and basic materials were also strong contributors. Health care was the greatest detractor.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
	Institutional Shares	Russell 2000 Growth Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2015	$5,000,000	$5,000,000	$5,000,000
2015	$5,132,500	$5,131,312	$5,263,310
2016	$4,331,057	$4,326,299	$4,862,271
2016	$4,838,706	$4,830,898	$5,330,086
2016	$5,187,185	$5,177,565	$5,566,956
2016	$5,379,834	$5,366,420	$5,696,791
2017	$5,678,140	$5,663,490	$6,139,035
2017	$5,800,661	$5,783,034	$6,271,171
2017	$6,044,436	$6,025,947	$6,460,244
2017	$6,660,525	$6,637,757	$6,966,368
2018	$6,731,120	$6,707,873	$7,135,563
2018	$7,260,443	$7,233,297	$7,217,365
2018	$7,909,078	$7,876,874	$7,769,068
2018	$6,855,380	$6,824,253	$7,349,338
2019	$7,190,425	$7,157,004	$7,491,958
2019	$6,769,773	$6,735,391	$7,392,231
2019	$7,046,508	$7,008,968	$7,864,617
2019	$7,613,991	$7,570,039	$8,479,175
2020	$7,148,303	$7,105,335	$7,999,072
2020	$7,275,233	$7,228,705	$8,228,036
2020	$8,274,325	$8,219,940	$9,532,304
2020	$9,602,305	$9,534,111	$10,084,262
2021	$11,372,265	$11,288,726	$10,838,953
2021	$10,937,976	$10,852,842	$11,845,701
2021	$11,234,173	$11,146,991	$12,708,302
2021	$10,756,915	$10,673,497	$12,755,471
2022	$9,396,723	$9,324,408	$12,132,385
2022	$8,125,453	$8,062,588	$11,372,689
2022	$8,398,647	$8,331,253	$10,963,202
2022	$8,507,895	$8,436,613	$11,320,075
2023	$8,662,589	$8,586,372	$11,133,442
2023	$8,355,084	$8,278,703	$11,591,118
2023	$8,981,476	$8,895,770	$12,579,945
2023	$8,447,837	$8,366,298	$12,749,059
2024	$9,902,668	$9,804,259	$14,317,568
2024	$9,901,595	$9,800,565	$14,799,300
2024	$10,578,175	$10,467,975	$15,872,098
2024	$11,875,889	$11,749,699	$17,154,811
2025	$10,488,141	$10,375,522	$16,823,717
2025	$10,250,536	$10,138,962	$16,725,726
2025	$11,695,355	$11,564,705	$18,392,058

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional Shares	10.56%	7.17%	8.87%
Russell 2000 Growth Index	10.48%	7.07%	8.75%
Dow Jones U.S. Total Stock Market Float Adjusted Index	15.88%	14.05%	13.91%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Material Change Date		Aug. 31, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet	$ 1,245,000,000
Holdings Count | Holding	1,126
Advisory Fees Paid, Amount	$ 24,000
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of August 31, 2025)

Fund Net Assets (in millions)	$1,245
Number of Portfolio Holdings	1,126
Portfolio Turnover Rate	28%
Total Investment Advisory Fees (in thousands)	$24

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of August 31, 2025)

Basic Materials	3.1%
Consumer Discretionary	10.8%
Consumer Staples	2.3%
Energy	3.3%
Financials	9.9%
Health Care	22.2%
Industrials	24.4%
Other	0.0%
Real Estate	2.3%
Technology	18.1%
Telecommunications	2.2%
Utilities	1.4%
Other Assets and Liabilities—Net	0.0%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

During the reporting period, the expense ratio for the Institutional Share class was reduced.

This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Expenses [Text Block]	During the reporting period, the expense ratio for the Institutional Share class was reduced.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000092022
Shareholder Report [Line Items]
Fund Name	Russell 3000 Index Fund
Class Name	ETF Shares
Trading Symbol	VTHR
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Russell 3000 Index Fund (the "Fund") for the period of September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$9	0.08%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.08%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended August 31, 2025, the Fund performed in line with its benchmark.

  Optimism in the U.S. about deregulation, tax cuts, and artificial intelligence was occasionally tempered by market concerns over rising interest rates, stretched equity valuations, and evolving trade policies. Although the Federal Reserve paused on cutting rates after December 2024, some progress on inflation and signs of a softening job market raised the prospect of more cuts to come.

  Large-capitalization stocks outperformed their small- and mid-cap counterparts for the period. Both value and growth stocks posted positive returns, but growth handily outperformed value across capitalizations.

  For the Fund’s benchmark index, 10 of the 11 sectors posted positive returns. The greatest contributors were technology, consumer discretionary, financials, and industrials. Health care was the greatest detractor.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
	ETF Shares Net Asset Value	Russell 3000 Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2015	$10,000	$10,000	$10,000
2015	$10,531	$10,534	$10,527
2016	$9,731	$9,732	$9,725
2016	$10,650	$10,669	$10,660
2016	$11,120	$11,144	$11,134
2016	$11,381	$11,409	$11,394
2017	$12,257	$12,291	$12,278
2017	$12,518	$12,557	$12,542
2017	$12,890	$12,934	$12,920
2017	$13,895	$13,950	$13,933
2018	$14,224	$14,285	$14,271
2018	$14,384	$14,448	$14,435
2018	$15,478	$15,553	$15,538
2018	$14,644	$14,720	$14,699
2019	$14,926	$15,006	$14,984
2019	$14,728	$14,809	$14,784
2019	$15,672	$15,757	$15,729
2019	$16,905	$17,001	$16,958
2020	$15,948	$16,042	$15,998
2020	$16,403	$16,506	$16,456
2020	$19,011	$19,135	$19,065
2020	$20,100	$20,235	$20,169
2021	$21,559	$21,709	$21,678
2021	$23,581	$23,754	$23,691
2021	$25,266	$25,458	$25,417
2021	$25,365	$25,565	$25,511
2022	$24,181	$24,378	$24,265
2022	$22,688	$22,879	$22,745
2022	$21,891	$22,076	$21,926
2022	$22,606	$22,803	$22,640
2023	$22,214	$22,410	$22,267
2023	$23,134	$23,345	$23,182
2023	$25,105	$25,334	$25,160
2023	$25,448	$25,678	$25,498
2024	$28,554	$28,820	$28,635
2024	$29,503	$29,784	$29,599
2024	$31,648	$31,958	$31,744
2024	$34,190	$34,533	$34,310
2025	$33,528	$33,873	$33,647
2025	$33,342	$33,691	$33,451
2025	$36,630	$37,020	$36,784

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	15.74%	14.02%	13.86%
ETF Shares Market Price	15.66%	14.00%	13.85%
Russell 3000 Index	15.84%	14.11%	13.98%
Dow Jones U.S. Total Stock Market Float Adjusted Index	15.88%	14.05%	13.91%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Material Change Date		Aug. 31, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet	$ 4,805,000,000
Holdings Count | Holding	2,817
Advisory Fees Paid, Amount	$ 89,000
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of August 31, 2025)

Fund Net Assets (in millions)	$4,805
Number of Portfolio Holdings	2,817
Portfolio Turnover Rate	4%
Total Investment Advisory Fees (in thousands)	$89

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of August 31, 2025)

Basic Materials	1.6%
Consumer Discretionary	14.8%
Consumer Staples	3.8%
Energy	3.2%
Financials	11.7%
Health Care	8.9%
Industrials	12.6%
Other	0.0%
Real Estate	2.4%
Technology	36.1%
Telecommunications	2.0%
Utilities	2.6%
Other Assets and Liabilities—Net	0.3%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

The Fund's principal investment strategy disclosure was modified to add that the Fund may become nondiversified, as defined under the Investment Company Act of 1940, solely as a result of an index rebalance or market movement. The Fund added nondiversification risk and sector risk as principal risks. During the reporting period, the expense ratio for the ETF Share class was reduced.

This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Strategies [Text Block]

The Fund's principal investment strategy disclosure was modified to add that the Fund may become nondiversified, as defined under the Investment Company Act of 1940, solely as a result of an index rebalance or market movement. The Fund added nondiversification risk and sector risk as principal risks. During the reporting period, the expense ratio for the ETF Share class was reduced.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000092021
Shareholder Report [Line Items]
Fund Name	Russell 3000 Index Fund
Class Name	Institutional Shares
Trading Symbol	VRTTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Russell 3000 Index Fund (the "Fund") for the period of September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$8	0.07%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.07%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended August 31, 2025, the Fund performed in line with its benchmark.

  Optimism in the U.S. about deregulation, tax cuts, and artificial intelligence was occasionally tempered by market concerns over rising interest rates, stretched equity valuations, and evolving trade policies. Although the Federal Reserve paused on cutting rates after December 2024, some progress on inflation and signs of a softening job market raised the prospect of more cuts to come.

  Large-capitalization stocks outperformed their small- and mid-cap counterparts for the period. Both value and growth stocks posted positive returns, but growth handily outperformed value across capitalizations.

  For the Fund’s benchmark index, 10 of the 11 sectors posted positive returns. The greatest contributors were technology, consumer discretionary, financials, and industrials. Health care was the greatest detractor.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
	Institutional Shares	Russell 3000 Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2015	$5,000,000	$5,000,000	$5,000,000
2015	$5,266,380	$5,266,755	$5,263,310
2016	$4,866,882	$4,866,006	$4,862,271
2016	$5,327,679	$5,334,644	$5,330,086
2016	$5,563,874	$5,571,942	$5,566,956
2016	$5,695,447	$5,704,304	$5,696,791
2017	$6,135,170	$6,145,436	$6,139,035
2017	$6,266,606	$6,278,404	$6,271,171
2017	$6,453,942	$6,466,947	$6,460,244
2017	$6,958,691	$6,974,774	$6,966,368
2018	$7,124,610	$7,142,462	$7,135,563
2018	$7,205,417	$7,224,022	$7,217,365
2018	$7,754,647	$7,776,394	$7,769,068
2018	$7,338,366	$7,360,243	$7,349,338
2019	$7,480,967	$7,503,103	$7,491,958
2019	$7,381,996	$7,404,349	$7,392,231
2019	$7,853,043	$7,878,260	$7,864,617
2019	$8,471,604	$8,500,383	$8,479,175
2020	$7,993,022	$8,021,002	$7,999,072
2020	$8,223,354	$8,253,149	$8,228,036
2020	$9,532,254	$9,567,476	$9,532,304
2020	$10,079,029	$10,117,465	$10,084,262
2021	$10,810,959	$10,854,605	$10,838,953
2021	$11,826,470	$11,877,241	$11,845,701
2021	$12,672,030	$12,728,859	$12,708,302
2021	$12,722,388	$12,782,332	$12,755,471
2022	$12,128,838	$12,189,038	$12,132,385
2022	$11,381,173	$11,439,693	$11,372,689
2022	$10,981,104	$11,038,218	$10,963,202
2022	$11,341,432	$11,401,509	$11,320,075
2023	$11,143,920	$11,205,025	$11,133,442
2023	$11,606,959	$11,672,452	$11,591,118
2023	$12,595,156	$12,667,165	$12,579,945
2023	$12,767,206	$12,839,085	$12,749,059
2024	$14,326,776	$14,409,895	$14,317,568
2024	$14,803,535	$14,892,070	$14,799,300
2024	$15,880,720	$15,978,917	$15,872,098
2024	$17,157,238	$17,266,690	$17,154,811
2025	$16,825,352	$16,936,437	$16,823,717
2025	$16,731,760	$16,845,659	$16,725,726
2025	$18,382,018	$18,509,966	$18,392,058

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional Shares	15.75%	14.04%	13.90%
Russell 3000 Index	15.84%	14.11%	13.98%
Dow Jones U.S. Total Stock Market Float Adjusted Index	15.88%	14.05%	13.91%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Material Change Date		Aug. 31, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet	$ 4,805,000,000
Holdings Count | Holding	2,817
Advisory Fees Paid, Amount	$ 89,000
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of August 31, 2025)

Fund Net Assets (in millions)	$4,805
Number of Portfolio Holdings	2,817
Portfolio Turnover Rate	4%
Total Investment Advisory Fees (in thousands)	$89

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of August 31, 2025)

Basic Materials	1.6%
Consumer Discretionary	14.8%
Consumer Staples	3.8%
Energy	3.2%
Financials	11.7%
Health Care	8.9%
Industrials	12.6%
Other	0.0%
Real Estate	2.4%
Technology	36.1%
Telecommunications	2.0%
Utilities	2.6%
Other Assets and Liabilities—Net	0.3%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

The Fund's principal investment strategy disclosure was modified to add that the Fund may become nondiversified, as defined under the Investment Company Act of 1940, solely as a result of an index rebalance or market movement. The Fund added nondiversification risk and sector risk as principal risks. During the reporting period, the expense ratio for the Institutional Share class was reduced.

This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Strategies [Text Block]

The Fund's principal investment strategy disclosure was modified to add that the Fund may become nondiversified, as defined under the Investment Company Act of 1940, solely as a result of an index rebalance or market movement. The Fund added nondiversification risk and sector risk as principal risks. During the reporting period, the expense ratio for the Institutional Share class was reduced.

Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature